CONVERTIBLE PREFERRED STOCK - Narrative (Details)					1 Months Ended										2 Months Ended	4 Months Ended	12 Months Ended			16 Months Ended
	Jul. 23, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 24, 2020 USD ($) shares	Dec. 22, 2020 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 22, 2021 shares	Dec. 31, 2018 USD ($) shares
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares) | shares		957,159,704						957,159,704								0	0	957,159,704			437,182,072
Convertible preferred stock, shares outstanding (in shares) | shares		957,159,704						957,159,704								0	0	957,159,704
Convertible preferred stock, value		$ 2,494,076,000						$ 2,494,076,000										$ 2,494,076,000	$ 1,074,010,000	$ 1,074,010,000		$ 259,960,000
Number of milestone conditions required to receive funding									2
Contingent forward contract liability, fair value loss																	$ (454,546,000)	(118,382,000)	(15,053,000)
Stock-based compensation expense																	$ 516,757,000	$ 4,614,000	7,719,000
Common stock, shares authorized (in shares) | shares		1,189,800,259					1,316,758,889	1,189,800,259								15,000,000,000	15,000,000,000	1,189,800,259
Convertible preferred stock, shares authorized (in shares) | shares		1,058,949,780					1,155,909,398	1,058,949,780								0	0	1,058,949,780
Convertible preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001						$ 0.0001								$ 0.0001	$ 0.0001	$ 0.0001
Number of common shares issuable upon conversion of preferred shares (in shares) | shares																1	1
Convertible stock, percentage of holders required to trigger conversion																66.67%	66.67%
Convertible stock. pre-offering market capitalization threshold to trigger conversion																$ 2,500,000,000	$ 2,500,000,000
Convertible stock, IPO gross proceeds required to trigger conversion																200,000,000.0	200,000,000.0
Eligible Holders
Class of Stock [Line Items]
Aggregate value of convertible preferred shares approved for issuance							$ 71,000,000.0
Series E Contingent Forward Contract Liability
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred shares								$ 400,000,000.0
Contingent forward contract, fair value		$ 110,500,000	$ 110,500,000		$ 722,400,000		1,444,900,000	110,500,000	$ 800,000						$ 722,400,000	0	0	$ 110,500,000
Contingent forward contract liability, fair value loss								$ 109,700,000									(454,500,000)	$ (109,700,000)
Series C
Class of Stock [Line Items]
Convertible preferred stock, shares outstanding (in shares) | shares		59,575,253						59,575,253										59,575,253
Repurchase of convertible preferred shares (in shares) | shares																				11,331,430
Repurchase of convertible preferred shares																				$ 60,000,000.0
Price of stock repurchased (in dollars per share) | $ / shares																				$ 5.30
Payments for repurchase of convertible preferred stock																		$ 12,101,000	50,000,000
Convertible preferred stock, value		$ 137,475,000						$ 137,475,000										$ 137,475,000
Convertible preferred stock, shares authorized (in shares) | shares		82,414,075						82,414,075										82,414,075
Convertible preferred stock, shares cancelled, fair value																$ 0.19	$ 0.19
Liquidation preference rate																	1
Series C | Third Company Repurchase
Class of Stock [Line Items]
Price of stock repurchased (in dollars per share) | $ / shares										$ 1.02
Number of shares authorized to be repurchased (in shares) | shares										9,656,589
Payments for repurchase of convertible preferred stock										$ 9,900,000
Convertible preferred stock, value										20,400,000
Cumulative adjustments to additional paid in capital for share repurchases										$ 10,500,000
Series C | Fourth Company Repurchase
Class of Stock [Line Items]
Price of stock repurchased (in dollars per share) | $ / shares								$ 1.21
Number of shares authorized to be repurchased (in shares) | shares		1,850,800						1,850,800										1,850,800
Payments for repurchase of convertible preferred stock								$ 2,200,000
Convertible preferred stock, value									$ 4,500,000
Cumulative adjustments to additional paid in capital for share repurchases		$ 2,200,000						$ 2,200,000										$ 2,200,000
Convertible preferred stock, fair value (in dollars per share) | $ / shares									$ 2.42
Series B
Class of Stock [Line Items]
Convertible preferred stock, shares outstanding (in shares) | shares		24,677,332						24,677,332										24,677,332
Payments for repurchase of convertible preferred stock																	$ 3,000,000
Convertible preferred stock, value		$ 23,740,000						$ 23,740,000										$ 23,740,000
Convertible preferred stock, shares authorized (in shares) | shares		24,677,332						24,677,332										24,677,332
Convertible preferred stock, shares cancelled (in shares) | shares		3,525,332						3,525,332										3,525,332
Convertible preferred stock, shares cancelled, fair value		$ 3,000,000.0						$ 3,000,000.0										$ 3,000,000.0
Convertible preferred stock, dividend rate (in dollars per share) | $ / shares																	$ 0.09
Liquidation preference rate																	1
Series B | Fifth Company Repurchase
Class of Stock [Line Items]
Number of shares authorized to be repurchased (in shares) | shares				3,525,332
Payments for repurchase of convertible preferred stock				$ 3,000,000.0
Convertible preferred stock, value				4,000,000.0
Cumulative adjustments to additional paid in capital for share repurchases				$ 1,000,000.0
Convertible preferred shares subject to repurchase, mandatory redemption term		45 days
Series D
Class of Stock [Line Items]
Convertible preferred stock, shares outstanding (in shares) | shares		539,769,493						539,769,493										539,769,493
Convertible preferred stock, value		$ 1,311,548,000						$ 1,311,548,000										$ 1,311,548,000
Convertible preferred stock issuable, value												$ 400,000,000.0
Proceeds from issuance of convertible preferred shares											$ 200,000,000	$ 200,000,000	$ 400,000,000	$ 200,000,000			$ 3,000,000	$ 400,000,000	600,000,000
Conversion of convertible notes																	$ 271,985,000		$ 272,000,000.0
Issuance of convertible preferred shares (in shares) | shares											82,496,121	82,496,092							374,777,280
Preferred stock, price (in dollars per share) | $ / shares																			$ 2.33	$ 2.33
Proceeds from issuance of convertible preferred stock and conversion of convertible debt																			$ 872,000,000.0
Convertible preferred stock, shares authorized (in shares) | shares		618,720,748						618,720,748										618,720,748
Liquidation preference rate																	1.5
Series D Preferred Stock, Tranche One
Class of Stock [Line Items]
Convertible preferred stock issuable, value																						200,000,000.0
Series D Preferred Stock, Tranche Two
Class of Stock [Line Items]
Convertible preferred stock issuable, value																						$ 400,000,000.0
Series E
Class of Stock [Line Items]
Convertible preferred stock, shares outstanding (in shares) | shares		301,092,346						301,092,346										301,092,346
Convertible preferred stock, value		$ 1,009,388,000						$ 1,009,388,000										$ 1,009,388,000
Proceeds from issuance of convertible preferred shares			$ 400,000,000.0		$ 92,900,000	$ 107,100,000	$ 400,000,000.0		$ 500,000,000.0						$ 200,000,000.0		$ 600,000,000	$ 899,725,000
Issuance of convertible preferred shares (in shares) | shares			133,818,821		66,909,408		133,818,821		167,273,525
Preferred stock, price (in dollars per share) | $ / shares					$ 2.99		$ 2.99		$ 2.99						$ 2.99
Convertible preferred stock, additional shares approved for issuance (in shares) | shares							200,700,000
Stock-based compensation expense																	$ 123,600,000
Convertible preferred stock, shares authorized (in shares) | shares		301,092,345						301,092,345										301,092,345
Convertible preferred stock, dividend rate, percentage																	8.00%
Liquidation preference rate																	1.5
Convertible stock, percentage of holders required to trigger conversion																50.00%	50.00%
Series E | Eligible Holders
Class of Stock [Line Items]
Preferred stock, price (in dollars per share) | $ / shares							$ 2.99
Convertible preferred shares approved for issuance (in shares) | shares							23,737,221
Series E | Additional Purchasers
Class of Stock [Line Items]
Preferred stock, price (in dollars per share) | $ / shares							$ 2.99
Series E | Management
Class of Stock [Line Items]
Issuance of convertible preferred shares (in shares) | shares															3,034,194
Series E | Director
Class of Stock [Line Items]
Issuance of convertible preferred shares (in shares) | shares															1,658,705
Series E | Chief Executive Officer
Class of Stock [Line Items]
Issuance of convertible preferred shares (in shares) | shares					535,275
Series A
Class of Stock [Line Items]
Convertible preferred stock, shares outstanding (in shares) | shares		32,045,280						32,045,280										32,045,280
Convertible preferred stock, value		$ 11,925,000						$ 11,925,000										$ 11,925,000
Convertible preferred stock, shares authorized (in shares) | shares		32,045,280						32,045,280										32,045,280
Convertible preferred stock, dividend rate (in dollars per share) | $ / shares																	$ 0.03
Liquidation preference rate																	1
Common Stock
Class of Stock [Line Items]
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization (in shares) | shares																1,155,909,367	1,155,909,367
Convertible preferred stock, shares outstanding (in shares) | shares		957,159,704						957,159,704										957,159,704	502,582,534	502,582,534		137,248,112
Common Stock | Series C
Class of Stock [Line Items]
Repurchase of convertible preferred shares (in shares) | shares																			9,442,858
Common Stock | Series B
Class of Stock [Line Items]
Repurchase of convertible preferred shares (in shares) | shares																	3,525,365
Common Stock | Series D
Class of Stock [Line Items]
Repurchase of convertible preferred shares (in shares) | shares																		(164,992,213)
Common Stock | Series E
Class of Stock [Line Items]
Issuance of convertible preferred shares (in shares) | shares																	200,728,229	301,092,346
Legacy Preferred Shareholders
Class of Stock [Line Items]
Stock converted, after exchange ratio (in shares) | shares	1,155,909,367